                                              Registration No. 33-3192




                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                         Post-Effective Amendment No. 12

                                       to

                                    FORM S-6


     For Registration under the Securities Act of 1933 of Securities of Unit
                   Investment Trusts Registered on Form N-8B-2

                  SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E
                              (Exact name of trust)

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                            (Exact name of depositor)

        One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181
               (Address of depositor's principal executive office)



  Bonnie S. Angus, Assistant Vice President            David N. Brown, Esq.
 Sun Life Assurance Company of Canada (U.S.)            Covington & Burling
               50 Milk Street                      1201 Pennsylvania Avenue N.W.
        Boston, Massachusetts  02109                       P.O. Box 7566
                                                      Washington, D.C. 20044
                   (Names and addresses of agents for service)


/X/ It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

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This Amendment is filed solely for the purpose of making the representation pursuant to Section 26 (e) of the Investment Company Act of 1940 set forth below. To the extent required, Amendment No. 11 to the Registration Statement filed on or about May 1, 1993 (File No. 33-3192) is incorporated herein by reference.

Representation with respect to Section 26 (e).
Sun Life Assurance Company of Canada (U.S.) (the "Company") represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

SIGNATURES
Pursuant to the requirement of the Securities Act of 1933, the Registrant, Sun Life of Canada (U.S.) Variable Account E, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Amendment No. 12 to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized and its seal to be hereunto affixed and attested, all in the City of Boston, and Commonwealth of Massachusetts on the 25th day on July 1997.
                              Sun Life of Canada (U.S.) Variable Account E
                                (Registrant)
                              Sun Life Assurance Company of Canada (U.S.)
                                (Depositor)
                              By: * /s/ John D. McNeil
                                    ----------------------------
                                        John D. McNeil, Chairman
Attest  /s/ Bonnie S. Angus
        ------------------------------
            Bonnie S. Angus,
            Assistant Vice President

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Pursuant to the requirements of the Securities Act of 1933, this Amendment No.
12 to the Registration Statement has been signed below by the following persons in the capacities with the depositor and on the dates indicated.

 Signature                          Title                         Date
 ---------                          -----                         ----

   */s/ John D. McNeil            Chairman and Director           July 25, 1997
------------------------------      (Principal Executive Officer)
         John D. McNeil

    /s/ Robert P. Vrolyk            Vice President and Actuary    July 25,1997
------------------------------      (Principal Financial &
        Robert P. Vrolyk            Accounting Officer)

                                    President and Director
------------------------------
         Donald A. Stewart

 ***/s/ A. Keith Brodkin           Director                       July 25, 1997
------------------------------
        A. Keith Brodkin

   */s/ Richard B. Bailey           Director                      July 25, 1997
------------------------------
        Richard B. Bailey

****/s/ John S. Lane                Director                      July 25, 1997
------------------------------
        John S. Lane

  **/s/ M. Colyer Crum              Director                      July 25, 1997
------------------------------
        M. Colyer Crum

   */s/ David D. Horn               Senior Vice President         July 25, 1997
------------------------------      and General Manager and
        David D. Horn               Director

   */s/ Angus A. MacNaughton        Director                      July 25, 1997
------------------------------
        Angus A. MacNaughton

                                    Senior Vice President
------------------------------      and Deputy General Manager
        S. Caesar Raboy             and Director


    * By Bonnie S. Angus pursuant to Power of Attorney filed with the Registration Statement on Form S-6.

   ** By Bonnie S. Angus pursuant to Power of Attorney filed with Amendment No. 2 to the Registration Statement on Form S-6.

   *** By Bonnie S. Angus pursuant to Power of Attorney filed with Amendment No.
       8 to the Registration Statement on Form S-6.

  **** By Bonnie S. Angus pursuant to Power of Attorney filed with Amendment No.
       10 to the Registration Statement on Form S-6.